Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Property plant and equipment useful life	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

Weighted-Average Assumptions For Options Granted to Employees and Non-Employees
The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	2024	2023
Contractual period in years	10	10
Volatility	45.9% - 53.8%	50.3% - 51.8%
Risk free interest rate	3.8% - 4.4%	3.7% - 4.5%
Dividend yield	0%	0%
Exercise price	$9.25 - $17.81	$4.95 - $7.99
Fair value of Ordinary Share	$9.25 - $17.81	$4.95 - $7.99
Expected term	6.11	6.11
There were no options granted during the year ended December 31, 2025.
The fair value of ESPP was estimated on the grant date using Monte Carlo valuation methodology with the following weighted average assumptions:

	Year Ended December 31,
	2025	2024	2023
Volatility	44.1%-47.1%	35.7%-38.7%	39.7%-50.5%
Expected term	6 months	6 months	6 months
Risk-free interest rate	3.8%-4.2%	4.4%-5.3%	4.2%-5.1%
Share price	$16.35-$17.14	$10.44-$20.36	$4.69-$8.42
Dividend yield	0%	0%	0%

Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	4 - 8
Facility clearance	15
Customer relationship	7 - 12
Backlog	1.5